27. Financial instruments and risk management (Details 6) - Fuel Risk [Member] - Fuel Derivative [Member] R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$) R$ / shares
1Q18 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fuel exposure hedged	27.00%
Amount in barrels (thousand barrels)	R$ 855
Future rate agreed per barrel (US$) | R$ / shares	R$ 51.89
Total in thousands of Brazilian Reais	R$ 146,760
2Q18 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fuel exposure hedged	10.00%
Amount in barrels (thousand barrels)	R$ 360
Future rate agreed per barrel (US$) | R$ / shares	R$ 51.33
Total in thousands of Brazilian Reais	R$ 61,124
3Q18 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fuel exposure hedged	6.00%
Amount in barrels (thousand barrels)	R$ 220
Future rate agreed per barrel (US$) | R$ / shares	R$ 51.46
Total in thousands of Brazilian Reais	R$ 37,453
4Q18 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fuel exposure hedged	5.00%
Amount in barrels (thousand barrels)	R$ 163
Future rate agreed per barrel (US$) | R$ / shares	R$ 51.58
Total in thousands of Brazilian Reais	R$ 27,813
Total 12M [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fuel exposure hedged	12.00%
Amount in barrels (thousand barrels)	R$ 1,598
Future rate agreed per barrel (US$) | R$ / shares	R$ 51.67
Total in thousands of Brazilian Reais	R$ 273,120